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                            JPMORGAN TAX FREE FUNDS

                         JPMORGAN CALIFORNIA BOND FUND
                   JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                    JPMORGAN NEW JERSEY TAX FREE INCOME FUND
              JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                              TAX FREE INCOME FUND
                               All Share Classes
                         SUPPLEMENT DATED JULY 1, 2002
                  TO THE PROSPECTUSES DATED DECEMBER 20, 2001

CALIFORNIA BOND FUND

    The first sentence under the heading THE FUND'S MAIN INVESTMENT STRATEGY should be deleted in its entirety and replaced by the following:

    As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal securities, the income from which is exempt from federal and state personal income taxes for California residents and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund seeks investments that also provide high current income. Municipal securities in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

    The last sentence of the first paragraph under the same heading should be deleted in its entirety and replaced by the following:

    Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

    The first sentence in the sixth paragraph under the heading THE FUND'S MAIN INVESTMENT RISKS should be deleted in its entirety and replaced by the following:

    The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes.

                                                                    SUP-TFPR-602
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INTERMEDIATE TAX FREE INCOME FUND

    The first sentence under the heading THE FUND'S MAIN INVESTMENT STRATEGY should be deleted in its entirety and replaced by the following:

    As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are:

    - excluded from gross income for federal income tax purposes, and

    - not subject to the federal alternative minimum tax on individuals.

    "Assets" means net assets, plus the amount of borrowings for investment purposes.

    The first sentence in the fifth paragraph under the same heading should be deleted in its entirety and replaced by the following:

    Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals.

    The first sentence in the sixth paragraph under the heading THE FUND'S MAIN INVESTMENT RISKS should be deleted in its entirety and replaced by the following:

    The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals.

NEW JERSEY TAX FREE INCOME FUND

    The first sentence under the heading THE FUND'S MAIN INVESTMENT STRATEGY should be deleted in its entirety and replaced by the following:

    As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are:

    - excluded from gross income for federal income tax purposes and exempt from New Jersey income taxes, and

    - not subject to the federal alternative minimum tax on individuals.

    "Assets" means net assets, plus the amount of borrowings for investment purposes.

    The first sentence of the second paragraph under the same heading shall be deleted in its entirety and replaced by the following:

    The Fund may invest in municipal obligations issued by the State of New Jersey, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.
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    The first sentence in the sixth paragraph under the same heading should be deleted in its entirety and replaced by the following:

    Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New Jersey personal income taxes.

    The first sentence in the sixth paragraph under the heading THE FUND'S MAIN INVESTMENT RISKS should be deleted in its entirety and replaced by the following:

    The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New Jersey personal income taxes.

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

    The first sentence under the heading THE FUND'S MAIN INVESTMENT STRATEGY should be deleted in its entirety and replaced by the following:

    As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are:

    - excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, and

    - not subject to the federal alternative minimum tax on individuals.

    "Assets" means net assets, plus the amount of borrowings for investment purposes.

    The first sentence in the sixth paragraph under the same heading should be deleted in its entirety and replaced by the following:

    Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes.

    The first sentence in the sixth paragraph under the heading THE FUND'S MAIN INVESTMENT RISKS should be deleted in its entirety and replaced by the following:

    The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes.
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TAX FREE INCOME FUND

    The first sentence under the heading THE FUND'S MAIN INVESTMENT STRATEGY should be deleted in its entirety and replaced by the following:

    As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are:

    - excluded from gross income for federal income tax purposes, and

    - not subject to the federal alternative minimum tax on individuals.

    "Assets" means net assets, plus the amount of borrowings for investment purposes.

    The first sentence in the fifth paragraph under the same heading should be deleted in its entirety and replaced by the following:

    Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals.

    The first sentence in the sixth paragraph under the heading THE FUND'S MAIN INVESTMENT RISKS should be deleted in its entirety and replaced by the following:

    The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals.